Premises and Equipment (Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 15,752	$ 15,253
Less: accumulated depreciation	(8,895)	(8,344)
Premises and equipment, net	6,857	6,909
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,126	1,126
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	9,460	9,226
Furniture, Computer Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 5,166	$ 4,901